UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 31 DECEMBER 2009


Check here if Amendment [ ]; Amendment Number:
                                               ------------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LTD
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN L. BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      21 JANUARY 2010
--------------------------------------     ------------     ---------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
                                            ---------
Form 13F Information Table Entry Total:            61
                                            ---------
Form 13F Information Table Value Total:     2,882,083
                                            ---------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13 F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


Column 1            Column 2  Column 3       Column 4              Column 5            Column 6      Column 7        Column 8
                                              Q4 2009                                                           VOTING AUTHORTIY
----------------------------------------------------------------------------------------------------------------------------------
                    TITLE OF                    VALUE      SHRS OR             PUT/   INVESTMENT    OTHER
NAME OF ISSUER      CLASS     CUSIP          (X$1000)      PRN AMT   SH/PRN    CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc           COM       013817101   45019.83928    2,792,794                     SOLE          NONE            SHARED
Allstate Corp       COM       020002101        18.024          600                     SOLE          NONE            SHARED
BP Plc ADR          ADR       055622104     21211.223      365,900                     SOLE          NONE            SHARED
BankAmerUSD0.01     COM       060505104   52729.36716    3,501,286                     SOLE          NONE            SHARED
CBS Corp B Shs      COM       124857202    36577.0675    2,603,350                     SOLE          NONE            SHARED
CPFL EnergiaADR     ADR       126153105   31044.63534      502,503                     SOLE          NONE            SHARED
Canon ADR           ADR       138006309       18996.6      452,300                     SOLE          NONE            SHARED
Chevron Corp        COM       166764100     87860.988    1,141,200                     SOLE          NONE            SHARED
Conagra Foods       COM       205887102    59075.3982    2,562,924                     SOLE          NONE            SHARED
DeutscheTel ADR     ADR       251566105       15449.7    1,051,000                     SOLE          NONE            SHARED
Edison Intl         COM       281020107        13.912          400                     SOLE          NONE            SHARED
Fairpoint Comm      COM       305560104      0.238062        7,214                     SOLE          NONE            SHARED
Firstenergy Co      COM       337932107        13.935          300                     SOLE          NONE            SHARED
Gen Electric        COM       369604103   61605.21438    4,071,726                     SOLE          NONE            SHARED
General Mills       COM       370334104     46791.248      660,800                     SOLE          NONE            SHARED
Genuine Parts       COM       372460105     62516.324    1,646,900                     SOLE          NONE            SHARED
GpoAero Pac ADS     ADR       400506101    83715.2178    2,678,030                     SOLE          NONE            SHARED
Heinz H.J           COM       423074103   76557.20468    1,790,393                     SOLE          NONE            SHARED
ING Groep ADR       ADR       456837103    6748.80912      687,952                     SOLE          NONE            SHARED
Johnson&Johnson     COM       478160104    76314.2562    1,184,820                     SOLE          NONE            SHARED
Marathon Oil        COM       565849106       16.3905          525                     SOLE          NONE            SHARED
Microsoft Corp      COM       594918104   65736.42936    2,156,707                     SOLE          NONE            SHARED
Mobile Tel ADR      ADR       607409109   88362.85709    1,807,381                     SOLE          NONE            SHARED
Nat Grid ADR        ADR       636274300    7420.20538      136,451                     SOLE          NONE            SHARED
Nippon Tel ADR      ADR       654624105          1824       91,200                     SOLE          NONE            SHARED
Pfizer Inc          COM       717081103   84576.44228    4,649,612                     SOLE          NONE            SHARED
PLDT ADR            ADR       718252604   180399.0278    3,183,325                     SOLE          NONE            SHARED
Reed Elsev ADR      ADR       758204200     9895.7616      405,564                     SOLE          NONE            SHARED
Royal Dutch ADR     ADR       780259206      3107.687       51,700                     SOLE          NONE            SHARED
Sasol ADR           ADR       803866300      1653.516       41,400                     SOLE          NONE            SHARED
Siemens  AG ADR     ADR       826197501       7070.07       77,100                     SOLE          NONE            SHARED
TaiwanSMC ADR       ADR       874039100   175196.1869   15,314,352                     SOLE          NONE            SHARED
Telecom NZ ADR      ADR       879278208     4752.4736      528,640                     SOLE          NONE            SHARED
Telefonica ADR      ADR       879382208   15229.78848      182,349                     SOLE          NONE            SHARED
ToyotaMotor ADR     ADR       892331307       12759.6      151,900                     SOLE          NONE            SHARED
Turkcell IM ADR     ADR       900111204      2550.042      145,800                     SOLE          NONE            SHARED
US Bancorp          COM       902973304         22.51        1,000                     SOLE          NONE            SHARED
Unilever PlcADR     ADR       904767704     24030.908      753,320                     SOLE          NONE            SHARED
Wells Fargo         COM       949746101   30951.99705    1,146,795                     SOLE          NONE            SHARED
Total ADR           ADR       89151E109      4309.892       67,300                     SOLE          NONE            SHARED
Vale Prf ADR        ADR       91912E204   131769.7275    5,309,014                     SOLE          NONE            SHARED
AT & T Inc          COM       00206R102   42011.02764    1,498,788                     SOLE          NONE            SHARED
BCE Inc USA         COM       05534B760      128066.9          900                     SOLE          NONE            SHARED
BSCH ADR            ADR       05964H105     11659.248      709,200                     SOLE          NONE            SHARED
Bco Santan ADR      ADR       05965X109    74421.5313    1,148,835                     SOLE          NONE            SHARED
BanColombia ADR     ADR       05968L102   154450.2452    3,393,765                     SOLE          NONE            SHARED
Chunghwa ADR        ADR       17133Q403   240496.0775   12,950,785                     SOLE          NONE            SHARED
Cisco Systems       COM       17275R102        16.758          700                     SOLE          NONE            SHARED
Duke Energy         COM       26441C105        25.815        1,500                     SOLE          NONE            SHARED
Enersis SA ADR      ADR       29274F104   223481.5088    9,776,094                     SOLE          NONE            SHARED
Entergy Corp        COM       29364G103        32.736          400                     SOLE          NONE            SHARED
Exxon Mobil         COM       30231G102        34.095          500                     SOLE          NONE            SHARED
Glaxo ADR           ADR       37733W105     20537.725      486,100                     SOLE          NONE            SHARED
Grupo Tel ADR       ADR       40049J206   121013.7145    5,829,177                     SOLE          NONE            SHARED
KB Fin ADR          ADR       48241A105      763.2585       15,010                     SOLE          NONE            SHARED
KT Corp ADR         ADR       48268K101    4593.69338      273,109                     SOLE          NONE            SHARED
Merck & Co          COM       58933Y105    79703.2404    2,181,260                     SOLE          NONE            SHARED
Novartis ADR        ADR       66987V109     18707.591      343,700                     SOLE          NONE            SHARED
3M Co               COM       88579Y101     60249.896      728,800                     SOLE          NONE            SHARED
Verizon Com New     COM       92343V104   53293.11678    1,608,606                     SOLE          NONE            SHARED
Vodafone ADR        ADR       92857W209     14629.824      633,600                     SOLE          NONE            SHARED
